Income Taxes - Summarizes of Deferred Tax Assets Not Been Recognized (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 828	$ 154
Operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	358	37
Nonoperating losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	101	111
Mining interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	168
Reclamation and closure cost obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	112
Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	80	$ 6
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	$ 9